Inventories - Provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventories
Write-down for inventories	¥ 0	¥ 0	¥ 0
Weighted average remaining useful life of donated cord blood units	16 years